PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
Schedule of prepayments, other receivables and other assets

	As of December 31,
	2022	2023
	$’000	$’000
Current:
Prepayments (Note i)	1,912	2,337
VAT deductible tax	100	135
Deposits and other receivables	246	224
	2,258	2,696
Non-current:
Deposits and other receivables	—	—
Prepaid expenses	327	282
	327	282
Total	2,585	2,978

Note i:

The amount represents prepayments for Contract Research Organizations (“CROs”) and deposit of property, plant and equipment not yet placed in use.